Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 11.0	€ 20.5
Organizational Streamlining Program	6.1	0.0
Settlement of legacy matters (3)	0.0	3.0
Exceptional items	€ 17.1	€ 23.5